Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following table presents activity in the Partnership's goodwill balance:

	Gas Gathering and Processing Services	Liquid Pipelines and Services	Terminalling Services	Total

	(in thousands)
Balance at January 1, 2015	$125,974	$146,219	$88,466	$360,659
Goodwill acquired during the year	—	—	—	—
Return of purchase price	(7,382)	—	—	(7,382)
Impairment charges	(118,592)	(29,896)	—	(148,488)
Balance at December 31, 2015	—	116,323	88,466	204,789
Impairment charges	—	(2,654)	—	(2,654)
Balance at December 31, 2016	$—	$113,669	$88,466	$202,135

Schedule of finite-jived intangible assets
Intangible assets, net, consist of the following:

	December 31,
	2016	2015	2016	2015	2016	2015
	Gross carrying amount		Accumulated amortization		Net carrying amount
	(in thousands)
Customer relationships	$106,417	$106,417	$(23,245)	$(15,535)	$83,172	$90,882
Customer contracts	94,692	94,692	(33,228)	(24,388)	61,464	70,304
Dedicated acreage	53,350	53,350	(4,439)	(2,661)	48,911	50,689
Collaborative arrangements	11,884	11,884	(601)	—	11,283	11,884
Noncompete agreements	1,063	1,063	(1,000)	(765)	63	298
Other	198	198	(20)	(16)	178	182
	$267,604	$267,604	$(62,533)	$(43,365)	$205,071	$224,239